CAPITAL STOCK AND EARNINGS PER SHARE (Details) - $ / shares	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Apr. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares authorized per Charter	312,000,000			312,000,000
Common Stock, Shares Authorized	300,000,000		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	12,000,000			12,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Common stock, shares issued	176,579,376		68,279,182	168,007,960
Common stock, shares outstanding	176,579,376		68,279,182	168,007,960
BASIC AND DILUTED LOSS PER SHARE
Basic and diluted weighted average shares outstanding	174,325,000	71,911,000	68,279,000	96,716,000
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents	4,500,000			5,300,000
B G L Warrants | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents	1,600,000			1,600,000
Public Warrants | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents				6,600,000
Private Placement Warrants | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents	2,300,000			5,100,000